Income Tax	12 Months Ended
May. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax
INCOME TAX

The provision for income taxes for the years ended May 31, 2015, 2014 and 2013 consisted of the following:

	2015	2014	2013

	(in thousands)
Current income tax expense:
Federal	$25,022	$49,178	$16,326
State	3,905	3,856	987
Foreign	(10,346)	48,075	36,020
	18,581	101,109	53,333
Deferred income tax expense:
Federal	14,822	1,568	26,302
State	3,606	1,206	3,568
Foreign	70,986	3,515	12,368
	89,414	6,289	42,238
	$107,995	$107,398	$95,571

The income tax expense allocated to noncontrolling interests was $8.6 million, $5.2 million and $4.2 million for the years ended May 31, 2015, 2014 and 2013, respectively.

The following presents income before income taxes for the years ended May 31, 2015, 2014 and 2013:

	2015	2014	2013

	(in thousands)
United States	$135,901	$153,453	$137,501
Foreign	281,209	223,897	196,783
	$417,110	$377,350	$334,284

Our effective tax rates for the years ended May 31, 2015, 2014 and 2013, respectively, differ from the federal statutory rate as follows:

	2015	2014	2013
Federal U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.1	0.9	0.9
Foreign income taxes	(8.5)	(7.2)	(7.0)
Foreign interest income not subject to tax	(1.8)	(2.1)	(2.8)
Tax credits and other	1.0	3.1	3.7
Effective tax rate attributable to Global Payments	26.8	29.7	29.8
Effective tax rate allocated to noncontrolling interests	(0.9)	(1.2)	(1.2)
Effective tax rate	25.9%	28.5%	28.6%

Deferred income taxes are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax laws and rates. Deferred income taxes as of May 31, 2015 and 2014 reflect the effect of temporary differences between the amounts of assets and liabilities for financial accounting and income tax purposes. As of May 31, 2015 and 2014, principal components of deferred tax items were as follows:

	2015	2014

	(in thousands)
Deferred income tax assets:
Basis difference - U.K. business	$24,520	$96,720
Foreign income tax credit carryforward	14,172	11,819
Foreign net operating loss carryforward	2,330	6,881
U.S. net operating loss carryforward	6,927	22,074
Share-based compensation expense	7,727	5,916
Other	8,636	6,266
	64,312	149,676
Less valuation allowance	(3,823)	(7,199)
	60,489	142,477
Deferred income tax liabilities:
Acquired intangible assets	147,239	149,440
Property and equipment	63,957	53,238
Taxes on unremitted earnings and other	4,992	5,470
Foreign currency translation	14,659	26,813
Other	2,069	1,800
	232,916	236,761
Net deferred income tax liability	$(172,427)	$(94,284)

The net deferred income tax liability is reflected on our consolidated balance sheets as of May 31, 2015 and 2014 as follows:

	2015	2014

	(in thousands)
Noncurrent deferred income tax asset	30,428	101,940
Noncurrent deferred income tax liability	(202,855)	(196,224)
	$(172,427)	$(94,284)

Undistributed earnings of $696.9 million from certain foreign subsidiaries are considered to be permanently reinvested abroad and will not be repatriated to the United States in the foreseeable future. Because those earnings are considered to be indefinitely reinvested, no domestic federal or state deferred income taxes have been provided thereon. If we were to make a distribution of any portion of those earnings in the form of dividends or otherwise, we would be subject to both U.S. income taxes (subject to an adjustment for foreign tax credits) and withholding taxes payable to the various foreign jurisdictions. Because of the availability of U.S. foreign tax credit carryforwards, it is not practicable to determine the domestic federal income tax liability that would be payable if such earnings were no longer considered to be reinvested indefinitely.

A valuation allowance is provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Changes to our valuation allowance during the years ended May 31, 2015 and 2014 are summarized below (in thousands):

Balance at May 31, 2013	$(28,464)
Utilization of foreign net operating loss carryforwards	2,822
Allowance for foreign tax credit carryforward	18,061
Other	382
Balance at May 31, 2014	(7,199)
Utilization of foreign net operating loss carryforwards	3,387
Other	(11)
Balance at May 31, 2015	$(3,823)

Net operating loss carryforwards of foreign subsidiaries totaling $12.4 million and U.S. net operating loss carryforwards previously acquired totaling $19.8 million at May 31, 2015 will expire between May 31, 2017 and May 31, 2033 if not utilized. Capital loss carryforwards of U.S. subsidiaries totaling $4.7 million will expire if not utilized by May 31, 2017. Tax credit carryforwards totaling $8.4 million at May 31, 2015 will expire between May 31, 2017 and May 31, 2023 if not utilized.

We conduct business globally and file income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities around the world.

As a result of events that occurred in the fourth quarter of the year ended May 31, 2015, management concluded that it was more likely than not that the tax positions in a foreign jurisdiction, for which we had recorded estimated liabilities of $65.6 million in other noncurrent liabilities on our consolidated balance sheet, would be sustained on their technical merits based on information available as of May 31, 2015. Therefore, the liability and corresponding deferred tax assets were eliminated as of May 31, 2015. The uncertain tax positions have been subject to an ongoing examination in that foreign jurisdiction by the tax authority. Discussions and correspondence between the tax authority and us during the fourth quarter indicated that the likelihood of the positions being sustained had increased. Subsequent to May 31, 2015, we received a final closure notice regarding the examination resulting in no adjustments to taxable income related to this matter for the tax returns filed for the periods ended May 31, 2010 through May 31, 2013. The unrecognized tax benefits were effectively settled with this final closure notice.

We are no longer subjected to state income tax examinations for years ended on or before May 31, 2008, U.S. federal income tax examinations for fiscal years prior to 2012 and United Kingdom federal income tax examinations for years ended on or before May 31, 2013.

A reconciliation of the beginning and ending amounts of unrecognized income tax benefits, excluding penalties and interest, for the years ended May 31, 2015, 2014, and 2013 is as follows:

	2015	2014	2013

	(in thousands)
Balance at the beginning of the year	$67,576	$53,763	$45,595
Additions based on income tax positions related to the current year	6,311	8,551	8,778
Additions for income tax positions of prior years	512	296	142
Foreign currency impact for income tax positions	(5,713)	5,303	(601)
Reductions for income tax positions of prior years	(32)	(60)	(151)
Settlements with income tax authorities	(504)	(277)	—
Changes in judgment regarding tax position	(65,591)	—	—
Balance at the end of the year	$2,559	$67,576	$53,763

As of May 31, 2015, the total amount of gross unrecognized income tax benefits that, if recognized, would affect the provision for income taxes is $2.6 million.

We recognize interest and penalties related to unrecognized income tax benefits in interest expense and selling, general and administrative expenses, respectively, in our consolidated statement of income. Interest expense of $3.6 million that had been accrued related to the unrecognized tax benefit was eliminated as of May 31, 2015 and was reflected as a reduction to Interest and other expense in the year ended May 31, 2015 in our consolidated statement of income.